united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

Main Sector Rotation ETF
(SECT)

Main Thematic Innovation ETF
(TMAT)

Main International ETF
(INTL)

Semi-Annual Report
April 30, 2023

1-866-383-9778
www.mainmgtetfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main Sector Rotation ETF, Main Thematic Innovation ETF or Main International ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

MAIN SECTOR ROTATION ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2023

Average Total Return through April 30, 2023*, as compared to its benchmark:

	Six Months	One Year	Five Year	Since Inception (1)
Main Sector Rotation ETF - NAV	5.02%	5.37%	9.44%	10.25%
Main Sector Rotation ETF - Market Price	4.95%	5.19%	9.42%	10.24%
S&P 500 Total Return Index (2)	8.63%	2.66%	11.45%	11.77%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.65% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 0.75%, including acquired fund fees and expenses, per the February 28, 2023 Prospectus.

(1)	As of the close of business on the day of commencement of operations on September 5, 2017.

(2)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of April 30, 2023
Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	98.0%
Collateral For Securities Loaned	16.8%
Call Options Written	(2.1)%
Liabilities In Excess of Other Assets	(12.7)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

MAIN THEMATIC INNOVATION ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2023

Average Total Return through April 30, 2023*, as compared to its benchmark:

	Six Months	One Year	Since Inception (1)
Main Thematic Innovation ETF - NAV	8.25%	(8.63)%	(24.11)%
Main Thematic Innovation ETF - Market Price	8.50%	(8.48)%	(24.04)%
MSCI AC World Index (2)	12.68%	2.06%	1.74%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 1.64%, including acquired fund fees and expenses, per the February 28, 2023 Prospectus.

(1)	As of the close of business on the day of commencement of operations on January 28, 2021.

(2)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of April 30, 2023
Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	99.2%
Collateral For Securities Loaned	27.5%
Liabilities In Excess of Other Assets	(26.7)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

MAIN INTERNATIONAL ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2023

Average Total Return through April 30, 2023*, as compared to its benchmark:

Since Inception (1)
Main International ETF - NAV	5.82%
Main International ETF - Market Price	6.02%
MSCI ACWI ex USA GR USD (2)	5.81%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.64% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 0.99%, after fee waiver and reimbursement and including acquired fund fees, and expenses per the February 28, 2023 Prospectus.

(1)	As of the close of business on the day of commencement of operations on December 1, 2022.

(2)	The MSCI ACWI Ex USA GR USD captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries.

Portfolio Composition as of April 30, 2023
Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	98.3%
Collateral For Securities Loaned	3.5%
Liabilities In Excess of Other Assets	(1.8)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 89.7%
1,927,335	Communication Services Select Sector SPDR Fund(a)	$115,447,367
20,450	Energy Select Sector SPDR Fund	1,740,909
751,680	Health Care Select Sector SPDR Fund(b)	100,371,830
372,400	Invesco QQQ Trust Series 1(a)	120,121,344
143,865	iShares Expanded Tech-Software Sector ETF(a)	42,655,973
2,319,520	iShares S&P Mid-Cap 400 Growth ETF(b)	165,010,652
962,920	Schwab U.S. Large-Cap Value ETF(a),(b)	63,899,371
699,580	Technology Select Sector SPDR Fund(b)	105,517,651
39,900	VanEck Oil Services ETF(a)	10,937,787
271,320	VanEck Semiconductor ETF(a)	67,083,870
764,730	Vanguard Energy ETF(a)	89,427,526
1,275	Vanguard Financials ETF	101,465
355,335	Vanguard Health Care ETF	87,320,023
		969,635,768
	FIXED INCOME - 8.3%
982,000	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	90,127,960

	TOTAL EXCHANGE-TRADED FUNDS (Cost $894,230,813)	1,059,763,728

	SHORT-TERM INVESTMENT — 16.8%
	COLLATERAL FOR SECURITIES LOANED - 16.8%
182,036,766	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.77% (Cost $182,036,766)(c),(d)	182,036,766

	TOTAL INVESTMENTS - 114.8% (Cost $1,076,267,579)	$1,241,800,494
	CALL OPTIONS WRITTEN - (2.1)% (Proceeds - $17,078,432)	(22,540,285)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)%	(137,164,915)
	NET ASSETS - 100.0%	$1,082,095,294

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

		Expiration	Exercise
Contracts(e)		Date	Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.0)%
	CALL OPTIONS WRITTEN- (2.0)%
675	S&P 500 Index (Proceeds - $15,917,432)	09/15/2023	$4,000	$270,000,000	$21,642,525

	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
362	VanEck Oil Services ETF (Proceeds - $1,161,000)	06/16/2023	$260	$9,412,000	$897,760

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $17,078,432)				$22,540,285

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2023 was $180,367,844.

(b)	All or a portion of the security is held as collateral for options. As of April 30, 2023, the fair value of the securities held as collateral was $121,912,750.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2023.

(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2023. Total collateral had a value of $182,036,766 at April 30, 2023.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
446,205	ARK Fintech Innovation ETF(a),(b)	$7,866,594
254,130	ARK Genomic Revolution ETF(a)	7,359,605
700,335	Bitwise Crypto Industry Innovators ETF(a),(c)	4,531,168
209,805	First Trust Nasdaq Artificial Intelligence and Robotics ETF	8,525,531
455,070	Global X Cloud Computing ETF(a),(b)	7,640,625
177,260	Invesco Solar ETF(a),(b)	12,760,947
265,950	KraneShares CSI China Internet ETF(a)	7,435,962
195,030	Proshares Online Retail ETF(a),(c)	5,765,087
277,770	Renaissance IPO ETF(a),(b),(c)	7,709,951
171,390	VanEck Video Gaming and eSports ETF(b)	8,732,321
	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,903,134)	78,327,791

	SHORT-TERM INVESTMENT — 27.5%
	COLLATERAL FOR SECURITIES LOANED - 27.5%
21,697,227	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.77% (Cost $21,697,227)(d),(e)	21,697,227

	TOTAL INVESTMENTS - 126.7% (Cost $130, 600,361)	$100,025,018
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.7)%	(21,066,237)
	NET ASSETS - 100.0%	$78,958,781

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2023 was $21,206,526.

(c)	Affiliated Company – Main Thematic Innovation ETF holds in excess of 5% of outstanding voting securities of this security.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2023.

(e)	Security was purchased with cash received as collateral for securities on loan at April 30, 2023. Total collateral had a value of $21,697,227 at April 30, 2023.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 98.3%
322,120	Franklin FTSE Brazil ETF	$5,604,534
136,595	Franklin FTSE Canada ETF	4,332,793
424,875	Franklin FTSE Japan ETF	11,040,377
125,965	Franklin FTSE Mexico ETF(a)	3,797,845
164,570	Franklin FTSE South Korea ETF	3,440,698
123,830	Franklin FTSE Taiwan ETF	4,449,249
508,165	Franklin FTSE United Kingdom ETF	12,950,584
230,580	iShares MSCI Europe Financials ETF	4,558,567
153,720	iShares MSCI France ETF(b)	6,082,700
352,275	iShares MSCI Germany ETF(b)	10,360,408
286,090	iShares MSCI Poland ETF	5,040,906
138,790	iShares MSCI Sweden ETF	5,164,376
386,435	KraneShares CSI China Internet ETF(c)	10,804,723
	TOTAL EXCHANGE-TRADED FUNDS (Cost $83,619,851)	87,627,760

	SHORT-TERM INVESTMENT — 3.5%
	COLLATERAL FOR SECURITIES LOANED – 3.5%
3,106,150	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.77% (Cost $3,106,150)(d),(e)	3,106,150

	TOTAL INVESTMENTS – 101.8% (Cost $86,726,001)	$90,733,910
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(1,636,244)
	NET ASSETS - 100.0%	$89,097,666

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

(a)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2023 was $3,037,415.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2023.

(e)	Security was purchased with cash received as collateral for securities on loan at April 30, 2023. Total collateral had a value of $3,106,150 at April 30, 2023.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2023

	Main Sector		Main Thematic		Main International
	Rotation ETF		Innovation ETF		ETF
ASSETS
Investments in Affiliated Securities, at cost	$—		$25,500,161		3,651,775
Investments in Unaffiliated Securities, at cost	1,076,267,579		105,100,200		83,074,226
Total Investments, at cost	$1,076,267,579		$130,600,361		$86,726,001
Investments in Affiliated Securities, at value	$—		$18,006,205		$3,797,845
Investments in Unaffiliated Securities, at value	1,241,800,494		82,018,813		86,936,065
Total Investments, at value	$1,241,800,494	*	$100,025,018	*	$90,733,910	*
Cash and cash equivalents	2,195,624		635,634		1,534,279
Cash held for collateral at broker for options	37,754,737		—		—
Cash held for collateral at custodian	5,424,317		—		—
Receivable for securities lending	51,955		55,669		10,703
Dividends and interest receivable	20,568		—		—
Prepaid expenses and other assets	702		25		—
TOTAL ASSETS	1,287,248,397		100,716,346		92,278,892

LIABILITIES
Securities lending collateral payable	182,036,766		21,697,227		3,106,150
Options Written (Proceeds $17,078,432)	22,540,285		—		—
Investment advisory fees payable	441,655		42,939		30,012
Payable to related parties	120,754		12,779		10,424
Other accrued expenses and other liabilities	13,643		4,620		34,640
TOTAL LIABILITIES	205,153,103		21,757,565		3,181,226
NET ASSETS	$1,082,095,294		$78,958,781		$89,097,666

NET ASSETS CONSIST OF:
Paid in capital	$930,541,877		$126,069,940		$85,327,183
Distributable earnings (losses)	151,553,417		(47,111,159)		3,770,483
NET ASSETS	$1,082,095,294		$78,958,781		$89,097,666

NET ASSET VALUE PER SHARE:
Net Assets	$1,082,095,294		$78,958,781		$89,097,666
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	26,600,000		5,910,000		4,270,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$40.68		$13.36		$20.87

*	Includes fair value of securities on loan in the amount of $180,367,844, $21,206,526 and $3,037,415 for Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF, respectively.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF OPERATIONS (Unaudited)

	Main Sector Rotation ETF	Main Thematic Innovation ETF	Main International ETF
	For the Six Months Ended	For the Six Months Ended	For the Period Ended
	April 30, 2023	April 30, 2023	April 30, 2023 (a)
INVESTMENT INCOME
Dividends	$7,896,232	$42,537	$503,866
Interest	593,421	19,581	—
Securities lending income	355,466	332,388	30,514
TOTAL INVESTMENT INCOME	8,845,119	394,506	534,380

EXPENSES
Investment advisory fees	2,559,880	218,878	156,760
Administrative services fees	237,806	22,970	24,652
Custodian fees	45,837	12,397	4,418
Printing and postage expenses	19,781	9,862	6,000
Compliance officer fees	17,852	7,935	6,401
Professional fees	17,331	12,676	15,521
Trustees fees and expenses	9,917	6,281	5,001
Insurance expense	9,895	1,493	1,200
Transfer agent fees	8,562	8,497	8,512
Other expenses	7,439	4,959	4,784
TOTAL EXPENSES	2,934,300	305,948	233,249

Less: Fees waived by the Advisor	—	—	(49,279)

NET EXPENSES	2,934,300	305,948	183,970

NET INVESTMENT INCOME	5,910,819	88,558	350,410

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(24,475,527)	(3,534,433)	(340,612)
Investments in affiliates	—	—	—
Options written	11,592,671	—	—
Net realized loss on affiliated investments from in-kind redemptions	—	(386,834)	—
Net realized gain (loss) on in-kind redemptions	25,339,014	(286,686)	286,101
Net change in unrealized appreciation (depreciation) on:
Investments	36,102,485	7,033,660	3,861,840
Investments in affiliates	—	781,436	146,069
Options written	(5,289,359)	—	—
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	43,269,284	3,607,143	3,953,398

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,180,103	$3,695,701	$4,303,808

(a)	The Main International Rotation ETF commenced operations on December 1, 2022.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
FROM OPERATIONS:
Net investment income	$5,910,819	$8,476,345
Net realized gain from investments, options written and in-kind redemptions	12,456,158	64,095,781
Net change in unrealized appreciation (depreciation) on investments and options written	30,813,126	(175,611,616)
Net increase (decrease) in net assets resulting from operations	49,180,103	(103,039,490)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(4,522,940)	(6,718,185)
Decrease in net assets resulting from distributions to shareholders	(4,522,940)	(6,718,185)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	245,711,720	280,908,461
Payments for shares redeemed	(171,349,183)	(228,364,134)
Net increase in net assets resulting from shares of beneficial interest	74,362,537	52,544,327

TOTAL INCREASE (DECREASE) IN NET ASSETS	119,019,700	(57,213,348)

NET ASSETS
Beginning of Year/Period	963,075,594	1,020,288,942
End of Year/Period	$1,082,095,294	$963,075,594

SHARE ACTIVITY
Shares sold	6,100,000	6,800,000
Shares redeemed	(4,250,000)	(5,650,000)
Net increase in shares of beneficial interest outstanding	1,850,000	1,150,000

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$88,558	$(2,183)
Net realized loss from investments and in-kind redemptions	(4,207,953)	(7,110,680)
Capital gain distributions from underlying investment companies	—	136,324
Net change in unrealized appreciation (depreciation) on investments	7,815,096	(38,756,330)
Net increase (decrease) in net assets resulting from operations	3,695,701	(45,732,869)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(159,510)	(91,213)
Net decrease in net assets resulting from distributions to shareholders	(159,510)	(91,213)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	31,810,808	24,929,511
Payments for shares redeemed	(9,989,899)	(10,026,207)
Net increase in net assets resulting from shares of beneficial interest	21,820,909	14,903,304

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,357,100	(30,920,778)

NET ASSETS
Beginning of Year/Period	53,601,681	84,522,459
End of Year/Period	$78,958,781	$53,601,681

SHARE ACTIVITY
Shares sold	2,360,000	1,380,000
Shares Redeemed	(780,000)	(620,000)
Net increase in shares of beneficial interest outstanding	1,580,000	760,000

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2023 (a)
(Unaudited)
FROM OPERATIONS:
Net investment income	$350,410
Net realized loss from investments and in-kind redemptions	(54,511)
Net change in unrealized appreciation on investments	4,007,909
Net increase in net assets resulting from operations	4,303,808

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(533,325)
Decrease in net assets resulting from distributions to shareholders	(533,325)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	88,529,843
Payments for shares redeemed	(3,202,660)
Net increase in net assets resulting from shares of beneficial interest	85,327,183

TOTAL INCREASE IN NET ASSETS	89,097,666

NET ASSETS
Beginning of Period	—
End of Period	$89,097,666

SHARE ACTIVITY
Shares sold	4,420,000
Shares redeemed	(150,000)
Net increase in shares of beneficial interest outstanding	4,270,000

(a)	The Main International ETF commenced operations on December 1, 2022.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the	For the		For the	For the	For the	For the
	April 30, 2023		Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2022	October 31, 2021		May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018 (1)
Net asset value, beginning of year/period	$38.91		$43.23	$40.42		$27.72	$26.99	$28.21	$25.00
Income from investment operations:
Net investment income (2)	0.23		0.35	0.15		0.24	0.38	0.27	0.12
Net realized and unrealized gain (loss) on investments	1.72		(4.40)	2.77		12.83	0.74	(1.05)	3.25
Total from investment operations	1.95		(4.05)	2.92		13.07	1.12	(0.78)	3.37
Less distributions from:
Net investment income	(0.18)		(0.27)	(0.11)		(0.37)	(0.39)	(0.20)	(0.16)
Net realized gains	—		—	—		—	—	(0.24)	—
Total distributions	(0.18)		(0.27)	(0.11)		(0.37)	(0.39)	(0.44)	(0.16)
Net asset value, end of year/period	$40.68		$38.91	$43.23		$40.42	$27.72	$26.99	$28.21
Market price, end of year/period ^	$40.65		$38.91	$43.20		$40.46	$27.73	$26.98	$28.30
Total return (3)	5.02	% (4)	(9.37)%	7.25	% (4)	47.61%	4.28%	(2.68)%	13.52	% (4)
Net assets, at end of year/period (000s)	$1,082,095		$963,076	$1,020,289		$871,097	$535,065	$442,634	$328,621
Ratio of expenses to average net assets (6)	0.57	% (5)	0.58%	0.57	% (5)	0.59%	0.60%	0.61%	0.61	% (5)
Ratio of net investment income to average net assets (7)	1.15	% (5)	0.86%	0.88	% (5)	0.69%	1.32%	1.00%	0.58	% (5)
Portfolio Turnover Rate (8)	25	% (4)	48%	0	% (4)	27%	76%	61%	12	% (4)

(1)	The Main Sector Rotation ETF commenced operations on September 5, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the		For the		For the
	April 30, 2023		Year Ended		Period* Ended		Period Ended
	(Unaudited)		October 31, 2022		October 31, 2021		May 31, 2021 (1)
Net asset value, beginning of year/period	$12.38		$23.68		$23.05		$25.00
Income from investment operations:
Net investment income (loss) (2)	0.02		(0.00	) (3)	0.00	(3)	(0.06)
Net realized and unrealized gain (loss) on investments	1.00		(11.28)		0.65		(1.89)
Total from investment operations	1.02		(11.28)		0.65		(1.95)
Less distributions from:
Net investment income	(0.04)		(0.02)		—		—
Return of capital	—		—		(0.02)		—
Total distributions	(0.04)		(0.02)		(0.02)		—
Net asset value, end of year/period	$13.36		$12.38		$23.68		$23.05
Market price, end of year/period ^	$13.39		$12.38		$23.65		$23.04
Total return (4)	8.25	% (5)	(47.66)%		2.82	% (5)	(7.80	)% (5)
Net assets, at end of year/period (000s)	$78,959		$53,602		$84,522		$68,918
Ratio of expenses to average net assets (7)	0.91	% (6)	0.96%		0.87	% (6)	0.86	% (6)
Ratio of net investment income (loss) to average net assets (8)	0.26	% (6)	(0.00)%		0.02	% (6)	(0.72	)% (6)
Portfolio Turnover Rate (9)	20	% (5)	43%		34	% (5)	60	% (5)

(1)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents amount less than 0.005.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Period Ended
	April 30, 2023
	(Unaudited) (1)
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (2)	0.10
Net realized and unrealized gain on investments	1.04
Total from investment operations	1.14
Less distributions from:
Net investment income	(0.27)
Total distributions	(0.27)
Net asset value, end of period	$20.87
Market price, end of period ^	$20.91
Total return (3)	5.82	% (4)
Net assets, at end of period (000s)	$89,098
Ratio of gross expenses to average net assets (6)	0.81	% (5)
Ratio of net expenses to average net assets (6)	0.64	% (5)
Ratio of net investment income to average net assets (7)	1.22	% (5)
Portfolio Turnover Rate (8)	16	% (4)

(1)	The Main International ETF commenced operations on December 1, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

See accompanying notes to financial statements.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2023

1.	ORGANIZATION

The Main Sector Rotation ETF, the Main Thematic Innovation ETF and the Main International ETF (the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Main Sector Rotation ETF commenced operations on September 5, 2017. The Main Thematic Innovation ETF commenced operations on January 28, 2021. The Main International ETF commenced operations on December 1, 2022.

The Funds’ investment objectives are as follows:

Main Sector Rotation ETF – seeks to outperform the S&P 500 Total Return Index in rising markets while limiting losses during periods of decline.

Main Thematic Innovation ETF – seeks to outperform the MSCI ACWI Index in rising markets while limiting losses during periods of decline.

Main International ETF – seeks to outperform the MSCI All Country World ex-USA Index® over a full market cycle while maintaining below-benchmark risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are- valued at net asset value, including the short-term investment currently held. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers,- and general market conditions or market quotations from a major market maker in the securities. Short term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Underlying Investment Companies – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2023 for the Funds’ investments measured at fair value:

Main Sector Rotation ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,059,763,728	$—	$—	$1,059,763,728
Collateral For Securities Loaned	182,036,766	—	—	182,036,766
Total	$1,241,800,494	$—	$—	$1,241,800,494
Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$22,540,285	$—	$22,540,285
Total	$—	$22,540,285	$—	$22,540,285

Main Thematic Innovation ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$78,327,791	$—	$—	$78,327,791
Collateral For Securities Loaned	21,697,227	—	—	21,697,227
Total	$100,025,018	$—	$—	$100,025,018

Main International ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$87,627,760	$—	$—	$87,627,760
Collateral For Securities Loaned	3,106,150	—	—	3,106,150
Total	$90,733,910	$—	$—	$90,733,910

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The Funds may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk – The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Funds bear a risk that the value of the securities held by the Funds will vary from the value of the index and relative to the written index call option positions. Accordingly, the Funds may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As a writer of an index call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2019 to May 31, 2021, the period ended October 31, 2021, and the year ended October 31, 2022, or expected to be taken in each Fund’s October 31, 2023 year end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the six months ended April 30, 2023, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 8).

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$406,369,367	$248,182,048
Main Thematic Innovation ETF	14,377,560	13,564,647
Main International ETF	15,723,000	12,080,485

For the six months ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$105,881,843	$170,082,459
Main Thematic Innovation ETF	31,322,794	9,755,089
Main International ETF	83,045,368	3,013,520

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the investment adviser (the “Adviser”) to the Funds. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages the Funds’ portfolios, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50%, 0.65%, and 0.55% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively.

For the six months ended April 30, 2023, the advisory fees incurred by each of the Funds were as follows:

Advisory Fee
Main Sector Rotation ETF	$2,559,880
Main Thematic Innovation ETF	218,878
Main International ETF	156,760

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least July 31, 2031 for Main Sector Rotation ETF and Main Thematic Innovation ETF and until at least February 28, 2024 for Main International ETF, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.65%, 0.99%, and 0.64% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. During the six months ended April 30, 2023, the total amount of advisory fees waived for the Main International ETF was $49,279 which are subject to recapture until October 31, 2026. During the six months ended April 30, 2023, the Main Sector Rotation ETF and the Main Thematic Innovation ETF did not waive any advisory fees. As of April 30, 2023, there are no previously waived advisory fees subject to recapture for the Main Sector Rotation ETF and Main Thematic Innovation ETF.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of April 30, 2023, the Plan has not been activated. For the six months ended April 30, 2023, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statements of Operations.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Main Sector Rotation ETF	$1,059,606,536	$166,523,419	$(6,869,746)	$159,653,673
Main Thematic Innovation ETF	$130,600,361	$—	$(30,575,343)	$(30,575,343)
Main International ETF	$86,726,001	$5,507,638	$(1,499,729)	$4,007,909

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the period ended October 31, 2022, October 31, 2021 and May 31, 2021 was as follows:

For the year ended October 31, 2022:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$6,718,185	$—	$—	$6,718,185
Main Thematic Innovation ETF	91,213	—	—	91,213

For the period ended October 31, 2021:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$2,527,860	$—	$—	$2,527,860
Main Thematic Innovation ETF	—	—	62,930	62,930

For the year/period ended May 31, 2021:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$7,204,110	$—	$—	$7,204,110
Main Thematic Innovation ETF	—	—	—	—

As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Main Sector Rotation ETF	$3,018,642	$—	$—	$(20,139,582)	$(4,823,353)	$128,840,547	$106,896,254
Main Thematic Innovation ETF	114,127	—	(221,468)	(12,149,570)	—	(38,390,439)	(50,647,350)

The difference between book basis and tax basis accumulated net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and straddles and mark-to-market on option contracts. In addition, the amount listed under other book/tax differences for the Funds is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Main Thematic Innovation ETF incurred and elected to defer such late year losses of $221,468.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

At October 31, 2022, the Funds had a capital loss carry forward for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Main Sector Rotation ETF	$20,139,582	$—	$20,139,582	$—
Main Thematic Innovation ETF	11,670,991	478,579	12,149,570	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassification for the year ended October 31, 2022 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Main Sector Rotation ETF	$75,080,942	$(75,080,942)
Main Thematic Innovation ETF	682,398	(682,398)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Main Sector Rotation ETF only in Creation Unit size aggregations of 50,000 shares. Shares are created and redeemed by the Main Thematic Innovation ETF and Main International ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

For the six months ended April 30, 2023, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Main Sector Rotation ETF	$10,400	$—
Main Thematic Innovation ETF	$7,600	$—
Main International ETF	$5,400	$—

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman (“BBH”), each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of April 30, 2023:

		Overnight and	Up to		Greater than
	Collateral	Continuous	30 Days	30-90 days	90 days	Total
Main Sector Rotation ETF	Fidelity Money Market Government Portfolio	$182,036,766	$—	$—	$—	$182,036,766
Main Thematic Innovation ETF	Fidelity Money Market Government Portfolio	21,697,227	—	—	—	21,697,227
Main International ETF	Fidelity Money Market Government Portfolio	3,106,150	—	—	—	3,106,150

At April 30, 2023, each Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Money Market Government Portfolio as shown in each Fund’s Schedule of Investments. The Funds receive compensation relating to the lending of the Funds’ securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Funds totaled $180,367,844, $21,206,526, and $3,037,415 for the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively, at April 30, 2023. The securities loaned are noted in each Fund’s Schedule of Investments. The fair value of the “Securities Lending Collateral” in each Fund’s Schedule of Investments includes only cash collateral received and reinvested that totaled $182,036,766, $21,697,227, and $3,106,150 for the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively, at April 30, 2023. These amounts are offset by a liability recorded as “Securities lending collateral payable upon return” as shown in the Statements of Assets and Liabilities.

9.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Main Sector Rotation ETF’s Statement of Assets and Liabilities as of April 30, 2023.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$897,760
Index Contract/Equity Price Risk	Options Written at fair value	21,642,525
		$22,540,285

The following is a summary of the effect of derivative instruments on the Main Sector Rotation ETF’s Statement of Operations for the six months ended April 30, 2023.

Net
	Net	Change in Unrealized
	Realized Gain	Depreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$11,592,671	$(5,289,359)

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The average notional value of derivative instruments outstanding during the six months ended April 30, 2023, was $144,593,000.

As of April 30, 2023, there was $37,754,737 in cash held for collateral at the broker for options as shown in the Statement of Assets and Liabilities. As of April 30, 2023, there were securities held as collateral for options with a total fair value of $121,912,750.

During the six months ended April 30, 2023, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2023 for the Fund.

				Net Amounts of	Financial	Cash
	Gross Amounts of	Gross Amounts of		Liabilities Presented in the	Instruments	Collateral		Net
Description	Recognized Assets	Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		Amount
Options Written	$—	$22,540,285	(1)	$22,540,285	$—	$22,540,285	(2)	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged or held as collateral at the custodian for options.

10.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at April 30, 2023 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Main Sector Rotation ETF
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Period	Income	of Period
Invesco Dynamic Leisure and Entertainment ETF	$46,787,895	$1,965,140	$(45,610,972)	$(8,044,555)	$4,902,492	$—	$36,429	—

Main Thematic Innovation ETF
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized	Appreciation/	Fair Value End	Credited to	Shares End
	Period	Purchases	Sales Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	of Period
Bitwise Crypto Industry Innovators ETF	$1,648,344	$2,377,594	$(201,182)	$(68,319)	$774,731	$4,531,168	$—	700,335
Proshares Online Retail ETF	$3,259,906	$3,341,590	$(611,318)	$(194,672)	$(30,419)	$5,765,087	$—	195,030
Renaissance IPO ETF	$5,272,056	$3,407,157	$(882,543)	$(123,843)	$37,124	$7,709,951	$—	277,770

Main International ETF
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized	Appreciation/	Fair Value End	Credited to	Shares End
	Period	Purchases	Sales Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	of Period
Franklin FTSE Mexico ETF	$—	$3,651,776	$—	$—	$146,069	$3,797,845	$—	125,965

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN ETFS
EXPENSE EXAMPLE (Unaudited)
April 30, 2023

ETFs have operating expenses. As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending	Annualized
	Beginning	Account	Expense	Expenses Paid
	Account Value	Value	Ratio	During Period
Actual	11/1/22	4/30/23		11/1/22-4/30/23*
Main Sector Rotation ETF	$1,000.00	$1,050.20	0.57%	$3.00
Main Thematic Innovation ETF	$1,000.00	$1,082.50	0.91%	$5.11
	12/1/22	4/30/23		12/1/22-4/30/23**
Main International ETF	$1,000.00	$1,058.20	0.64%	$2.71
Hypothetical*** (5% return before expenses)	11/1/22	4/30/23		11/1/23-4/30/23*

Main Sector Rotation ETF	$1,000.00	$1,021.97	0.57%	$2.86
Main Thematic Innovation ETF	$1,000.00	$1,020.28	0.91%	$4.56
Main International ETF	$1,000.00	$1,021.62	0.64%	$3.21

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (150) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended April 30, 2023.

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.mainmgtetfs.com.

MAIN ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2023

Approval of the Investment Advisory Agreement with Main Management ETF Advisors

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on November 28, 2022 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “MMEA Advisory Agreement”) between Main Management ETF Advisors (“MMEA”) and the Trust, with respect to Main International ETF (“Main IE”). In considering the approval of the MMEA Advisory Agreement, the Board received materials specifically relating to the MMEA Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the MMEA Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MMEA Advisory Agreement on behalf of Main IE and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the MMEA Advisory Agreement.

Nature, Extent and Quality of Services. During the discussions with MMEA, the Board reviewed materials provided by MMEA relating to the MMEA Advisory Agreement, including a description of the manner in which investment decisions would be made and executed and a review of the professional personnel who would perform services for Main IE. The Board acknowledged that the personnel who would manage Main IE have extensive experience implementing strategies similar to that of the ETF through their involvement in managing the separately managed accounts of MMEA’s parent company. The Board noted that investment decisions would be made based on internal and external research and agreed upon by MMEA’s investment committee. The Board also noted the portfolio management team’s experience with trading ETFs and with the use of option strategies. The Board acknowledged that MMEA currently provided a high level of service as adviser to two other ETFs in the Trust. The Board reviewed MMEA’s broker-dealer selection criteria noting its detail and periodic post-trade review in addition to pre-trade review and selection. After further discussion, the Board concluded that MMEA had the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board noted that Main IE had not yet commenced operations and therefore did not have any prior performance to provide. The Board reviewed performance information for a separately managed accounts composite, which is managed pursuant to an investment strategy substantially similar to that of Main IE and noted that Main IE would be managed by the same portfolio management team. The Board noted that the separately managed accounts composite positive performance for the one- year, five-year and ten-year periods. The Board acknowledged that the generally strong performance reported for the separately managed account composite was indicative of Main IE’s performance had assets been invested under Main IE’s investment strategy for the same periods. However, the Board recognized the separately managed accounts were not under the same various regulatory constraints as an ETF and other differences between ETFs and separately managed accounts including the fees and expenses being incurred.

Fees and Expenses. The Board discussed the reports prepared by Broadridge and reviewed the proposed advisory fee and net operating expenses of Main IE as compared to its Broadridge selected peer group and Morningstar category. The Board noted that MMEA proposed to charge an advisory fee of 0.55% of average net daily assets. They further noted that the advisory fee was in line with the average fee charged by funds in the Broadridge selected peer group and well below the 0.80% advisory fee high of the Morningstar category. The Board considered the net expense ratio and noted that at 0.64%, the net expense ratio was slightly higher than the peer group average of 0.62% but below the 1.15% high of its Morningstar category. The Board further noted that the expense ratio was the result of an expense limitation put in place by MMEA of 0.99% of Main IE’s average net assets. After further discussion, the Board concluded that the proposed advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by MMEA and noted that MMEA expected to realize a modest profit in connection with its relationship with Main IE during the first 12 months of operation. The

MAIN ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2023

Board concluded, after further discussion of the profitability analysis provided, that excessive profitability from MMEA’s relationship with Main IE was not an issue at this time.

Economies of Scale. The Board considered whether MMEA would realize economies of scale during the initial two-year period of the MMEA Advisory Agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that the MMEA indicated it was amenable to the discussion of adding breakpoints as Main IE’s assets experienced significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from MMEA as the Board believed to be reasonably necessary to evaluate the terms of the MMEA Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the MMEA Advisory Agreement was in the best interests of Main IE and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-383-9778 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N- PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-383-9778.

ADVISER
Main Management ETF Advisors, LLC
601 California Street, Suite 620
San Francisco, California 94108

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

MAINETF-SAR423

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/6/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 7/6/23